Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment
Schedule of components of property and equipment

	December 31,
	2011	2012
	(In thousands)
Land	$69,904	$68,573
Leasehold improvements	120,369	128,468
Buildings	361,081	352,677
Furniture and equipment	225,363	246,858
Construction-in-progress	9,686	21,648

	786,403	818,224
Less: accumulated depreciation	276,375	316,672

Total property and equipment	$510,028	$501,552